CONCENTRATIONS AND RISKS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
CONCENTRATIONS AND RISKS [Text Block]
NOTE 19	CONCENTRATIONS AND RISKS

As of March 31, 2011 and December 31, 2010, 100% of the Company’s assets were located in the PRC and Hong Kong and 100% of the Company’s revenue were derived from customers located in the PRC.

As of March 31, 2011, financial instruments which potentially expose the Company to concentrations of credit risk are cash and cash equivalents. The Company performs ongoing evaluations of its cash position and credit evaluations to ensure collections and minimize losses.

Details of the suppliers accounting for 10% or more of the Company's purchases are as follows:

	Supplier A	Supplier B	Supplier C	Supplier D	Supplier E
For the three months ended
March 31, 2011	15%	13%	12%	0%	0%
March 31, 2010	0%	0%	0%	12%	11%

As of March 31, 2011, the total amount owed to those suppliers was $34,418.

No single customer accounted for more than 10% of the service revenue for the three months ended March 31, 2011 and 2010.

14.	CONCENTRATIONS AND RISKS

During 2010 and 2009, 100% of the Company’s assets were located in the PRC and Hong Kong and 100% of the Company’s revenue were derived from customers located in the PRC.

Financial instruments which potentially expose the Company to concentrations of credit risk of cash and cash equivalents as of December 31, 2010 and 2009. The Company performs ongoing evaluations of its cash position and credit evaluations to ensure collections and minimize losses.

Details of the suppliers accounting for 10% or more of the Company's purchases are as follows:
	Supplier A	Supplier B
For the year ended
December 31, 2010	12%	12%
December 31, 2009	12%	-
As of December 31, 2010 and 2009, the accounts payable for these suppliers were $83,553 and $30,524 respectively.

No single customer accounted for more than 10% of the service revenue for the year ended December 31, 2010 and 2009.